Taxes (Tables)	12 Months Ended
Jun. 30, 2023
Taxes [Abstract]
Schedule of Income (Loss) Before Income Taxes	Income (loss) before income taxes
	For the years ended June 30,
	2023	2022	2021
Mainland China	$4,350,067	$17,366,634	$14,814,221
Non- Mainland China	(3,580,421)	(9,682,434)	(6,493,761)
	$769,646	$7,684,200	$8,320,460

Schedule of Statutory Rate to the Company's Effective Tax Rate	The following table reconciles the statutory rate to the Company’s effective tax rate:
	For the years ended June 30,
	2023	2022	2021
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax rate difference in other jurisdictions	115.5%	25.8%	19.1%
Effect of tax rate changes on deferred taxes	7.9%	(0.3)%	(0.5)%
Effect of PRC preferential tax rate and tax relief	(28.5)%	(10.1)%	(5.3)%
Tax exempt income	(5.1)%	-	-
Research and development credits	(230.4)%	(18.0)%	(28.9)%
Business Insurance	13.7%	1.5%	1.3%
Late payment interest	42.5%	0.5%	0.6%
Withholding tax	9.1%	-	11.7%
Depreciation and Amortization	7.5%	0.4%	(0.2)%
Investment gain/loss	43.2%	(1.5)%	(0.1)%
Statutory income/expense	(6.1)%	(1.4)%	1.6%
Intercompany transfers	(24.7)%	10.8%	7.5%
Deferred tax	-	-	(0.3)%
Change in valuation allowances	43.3%	6.6%	(16.7)%
Goodwill Provision	69.0%	-	-
Others	5.8%	0.5%	0.3%
Effective tax rate	87.7%	39.8%	15.1%

Schedule of Provision (Benefit) for Income Tax	The provision (benefit) for income tax consists of the following:
	For the years ended June 30,
	2023	2022	2021
Current income tax	$410,317	$2,800,162	$1,670,733
Deferred income tax	264,027	245,830	(413,609)
Total provision for income tax expenses	$674,344	$3,045,992	$1,257,124

Schedule of Deferred Tax Assets and Liabilities	The significant components of the deferred tax assets and liabilities are as follows:
	As of June 30,
	2023	2022
Deferred tax assets:
Net operating loss carry forwards	$996,177	$743,898
Accrued expenses	39,516	163,497
Lease liability	169,375	-
Share of investee’s loss	27,078	129,191
Others	28,724	71,714
Valuation allowances	(1,009,596)	(781,260)
Total deferred tax assets	$251,274	$327,040

Deferred tax liabilities:
Right-of-use assets	$169,375	$-
Intangible assets	117,781	150,547
Share of investee’s income	67,601	-
Total deferred tax liabilities	$354,757	$150,547

Net deferred tax assets	81,899	327,040
Net deferred tax liabilities	185,382	150,547

Schedule of Unrecognized Tax Benefit	A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:
	2023	2022	2021
Balance at July 1	$3,095,554	$1,333,608	$194,939
Increase	934,563	2,132,154	1,139,596
Decrease	(1,386,797)	(267,622)	(47,149)
Foreign currency translation adjustment	(201,235)	(102,586)	46,222
Balance at June 30	$2,442,085	$3,095,554	$1,333,608

Schedule of Taxes Payable	The Company’s tax payables consist of the following:
	As of June 30,
	2023	2022

VAT payable	$654,799	$693,239
Corporate income tax payable	417,445	462,792
Withholding tax payable	343,753	349,582
Disability insurance fund payable	1,011,958	776,979
Other tax payables	75,420	72,474
Total tax payables	$2,503,375	$2,355,066